Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - 11.5% Mortgage Loan Payable Due January 2019 [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument interest rate	11.50%	11.50%	11.50%
Debt instrument maturity period	Jan. 01, 2019	Jan. 01, 2019